Stockholders' Equity (Narrative) (Details) (USD $)	0 Months Ended		3 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended			12 Months Ended				0 Months Ended				1 Months Ended					3 Months Ended			12 Months Ended		0 Months Ended		12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended			12 Months Ended				0 Months Ended		12 Months Ended
	Apr. 24, 2013	Sep. 17, 2012	Apr. 30, 2014	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2014 Restricted Stock Units (RSUs) [Member]	Jul. 31, 2013 Restricted Stock Units (RSUs) [Member]	May 31, 2013 Investor Relations [Member]	Mar. 31, 2013 Investor Relations [Member]	Jul. 31, 2014 Warrant [Member]	Jul. 31, 2013 Warrant [Member]	Apr. 30, 2014 Warrant [Member]	Jul. 31, 2014 Deferred Compensation, Share-based Payments [Member]	Jul. 31, 2013 Deferred Compensation, Share-based Payments [Member]	Jul. 31, 2014 Common Stock [Member]	Jul. 31, 2013 Common Stock [Member]	Oct. 31, 2013 Private Placement [Member]	Oct. 16, 2013 Private Placement [Member]	Jul. 10, 2013 Private Placement [Member]	Apr. 24, 2013 Private Placement [Member]	Dec. 31, 2013 Private Placement [Member]	Oct. 31, 2013 Private Placement [Member]	Aug. 31, 2013 Private Placement [Member]	Jun. 26, 2013 Private Placement [Member]	Jul. 10, 2013 Private Placement [Member]	Jul. 31, 2014 Private Placement [Member]	Apr. 30, 2014 Private Placement [Member]	Jan. 31, 2014 Private Placement [Member]	Jul. 31, 2014 Private Placement [Member]	Jul. 10, 2014 Private Placement [Member]	Apr. 24, 2013 Warrants [Member]	Apr. 17, 2013 Warrants [Member]	Jul. 31, 2014 Maximum [Member]	Aug. 13, 2013 Wulff Services Inc. [Member]	Jul. 31, 2014 Wulff Services Inc. [Member]	Aug. 13, 2013 Bibicoff & McInnis [Member]	Aug. 13, 2013 Pillar Marketing Group, Inc. [Member]	Aug. 13, 2012 Pillar Marketing Group, Inc. [Member]	Jul. 31, 2014 Pillar Marketing Group, Inc. [Member]	Jul. 31, 2014 Former Employee [Member]	Jan. 24, 2014 Former Employee [Member]	Jul. 31, 2014 Former Director [Member]	Aug. 13, 2013 Donna Singer [Member]	Aug. 13, 2013 Michael L. Krall [Member]	Jul. 31, 2014 Mr. Cohee [Member]
Stockholders Equity Note [Line Items]
Preferred stock, shares authorized				5,000,000	5,000,000
Preferred stock, par value				$ 0.01	$ 0.01
Preferred stock, shares issued				0	0
Preferred stock, shares oustanding				0	0
Common Stock,Authorized				100,000,000	100,000,000
Common stock, par value				$ 0.01	$ 0.01
Warrants to purchase common stock shares																				500,000					91,667				3,996,259
Share Price		$ 1.10															$ 0.75	$ 0.75		$ 0.40	$ 0.70	$ 0.75	$ 0.20
Gross Proceeds from Issuance of Private Placement, before issurance cost																	$ 332,000	$ 1,831,000		$ 400,000			$ 1,100,000				$ 1,545,000	$ 1,514,000
Transaction fees		549,000	47,000														8,000	49,000		16,000	285,000		43,000					13,000											85,000
Proceeds from Issuance of Private Placement		4,776,000	1,498,000														324,000	1,782,000		384,000		2,106,000	1,057,000			455,000		1,501,000	7,490,000
Service agreement period									1 year																													2 years
Common stock, shares issued		4,341,615		29,394,940	12,569,503					100,662																9,990,659			9,990,659	183,333							250,000				15,000	20,000	300,000	850,000
Common stock, value				295,000	126,000																																175,000			20,000		25,000	210,000	595,000
Net proceeds from the sale of common stock		4,227,000		6,617,000	4,666,000
Payment of Bridge Loan					(1,333,000)
Investment Warrants, Exercise Price	$ 0.65																								$ 0.50
Common stock at a price per share																										$ 0.30			$ 0.30
Fair Value Of Warrants																															100,000	119,000
Volatility rate										154.07%																					140.75%	140.63%
Risk-free interest rate				0.98%	0.97%					0.79%																					0.43%	0.44%
Dividend yield				0.00%	0.00%					0.00%																					0.00%	0.00%
Number of warrants issued per day										100
Maximum number of warrants issuable										18,000
Number of warrants issued												18,000
Share-based compensation				2,958,000	720,000	2,878,000	19,000			23,000
Stock issued for services, shares								150,000	250,000						20,000	400,000																		250,000	250,000	300,000	300,000								415,643
Stock issued for services, value				25,000	231,000			71,000	160,000							4,000																		175,000	175,000	210,000	210,000								376,000
Onetime payment related to corporate finance and restructuring efforts																																			75,000		150,000								160,000
Restructuring Costs																																		75,000		210,000							210,000	595,000
Shares issued						1,205,000				100,000						4,341,615	442,667	2,441,270		1,000,000		3,102,875	5,500,000			511,440	1,575,000	1,611,817
Shares issued, value					4,227,000					121,000						43,000
Proceeds from Warrant Exercises				337,000						337,000									13,000					13,000					55,000
Number of warrants to purchase common stock										518,000
Number of warrants exercised										122,711	0
Expected life				2 years 3 months 26 days	5 years 22 days																												10 years
Stock Available For Issuance Under Plan													108,471
Weighted average remaining contractual term				4 years 29 days									5 years 6 months
Options Exercisable Outstanding				254,010
Options exercisable, weighted-average exercise price				$ 6.05
Aggregate intrinsic value				$ 22,000
Weighted-average grant date fair value of equity options granted				$ 0.76										$ 0.69
Warrant Term																									3 years
Warrant, Interest Rate																			0.73%					0.69%
Warrant, Dividend yield																			0.00%					0.00%
Volatility rate				108.00%	134.80%														146.89%					146.80%
Common Stock, Shares, Outstanding				29,394,940	12,569,503																218,938